TRADE PAYABLES AND ACCRUED LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2022
Trade Payables And Accrued Liabilities
SUMMARY OF TRADE PAYABLES AND ACCRUED LIABILITIES
	December 31, 2022	December 31, 2021
Amounts due to related parties (note 12)	43,235	225,904
Trade payables	3,660,519	218,456
Accrued liabilities	321,962	136,126
	4,025,716	580,486